Stock options (Schedule of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Oct. 31, 2019 USD ($) share	Oct. 31, 2018 USD ($) share
Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	6,250,000	6,595,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.29	$ 0.37
Number of share options granted in share-based payment arrangement | share		2,200,000
Weighted average exercise price of share options granted in share-based payment arrangement | $		$ 0.10
Number of share options expired in share-based payment arrangement | share	(520,000)	(2,545,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 0.34	$ 0.34
Number of share options outstanding in share-based payment arrangement at end of period | share	5,730,000	6,250,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.25	$ 0.29